Consolidated Statements of Operations and Comprehensive Loss - Schedule of Cost of sales (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cost of Sales [Abstract]
Cost of Sales	€ 3,317,039	€ 532,262
Total	€ 3,317,039	€ 532,262